Supplemental Cash Flow Information - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations	$ 122.7	$ 100.9	$ 94.5
Income taxes paid	$ 2.9	$ 4.9	$ 7.8
Skaugen Gulf Petchem Carriers B.S.C
Schedule Of Supplemental Cash Flow [Line Items]
Ownership interest acquired (as a percent)	100.00%
Purchase price of ownership interest acquired	$ 13.2
Skaugen Gulf Petchem Carriers B.S.C | Skaugen
Schedule Of Supplemental Cash Flow [Line Items]
Ownership interest acquired (as a percent)	35.00%
Noncash portion of the consideration paid	$ 4.6
Skaugen Gulf Petchem Carriers B.S.C | The Oil & Gas Holding Company B.S.C.
Schedule Of Supplemental Cash Flow [Line Items]
Ownership interest acquired (as a percent)	35.00%
Skaugen Gulf Petchem Carriers B.S.C | Suffun Bahrain W.L.L.
Schedule Of Supplemental Cash Flow [Line Items]
Ownership interest acquired (as a percent)	30.00%